COMMITMENTS, CONTINGENCIES AND OTHER MATTERS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases
2020	$37,000
2022	37,000
2022	36,000
2023	1,000
2024	1,000
Thereafter	1,000
$113,000